WARRANTY LIABILITIES (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warranty Liability [Line Items]
Beginning balance	$ 3,575,920	$ 2,798,800
Expense accrued	1,502,131	3,031,835
Expense incurred	(1,206,893)	(2,319,630)
Exchange difference	89,483	64,915
Closing balance	3,960,641	3,575,920
Less: current portion of warranty liabilities	1,865,784	3,575,920
Long-term warranty liabilities	$ 2,094,857	$ 0